UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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   SEC FILE NUMBER
      000-31413
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    CUSIP NUMBER
     10138R 10 4
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                                  FORM 12b-25

                           NOTIFICATION OF LATE FILING

(Check One):
[ ]Form 10-K [ ]Form 20-F [ ]Form 11-K [X]Form 10-Q [ ]Form N-SAR [ ]Form N-CSR

                  For Period Ended:  December 31, 2004
                  [ ] Transition Report on Form 10-K
                  [ ] Transition Report on Form 20-F
                  [ ] Transition Report on Form 11-K
                  [ ] Transition Report on Form 10-Q
                  [ ] Transition Report on Form N-SAR
                  For the Transition Period Ended:_____________________________


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  Read Instruction (on back page) Before Preparing Form. Please Print or Type.
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         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I -- REGISTRANT INFORMATION

Bottomline Home Loan, Inc.
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Full Name of Registrant

n/a
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Former Name if Applicable

201 East Huntington Drive, Suite 202
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Address of Principal Executive Office (Street and Number)

Monrovia, CA  91016
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City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ ]      (b)      The subject annual report, semi-annual report, transition
                  report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form
                  N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form
                  10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

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

PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Company determined it was necessary to employ accounting professionals to assists its officers with preparation of the quarterly report and was unable to do so in time to prepare and file the quarterly report on the due date.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

           Buster Williams, Jr.                800               520-5626
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                  (Name)                   (Area Code)      (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

                 [X] Yes                                  [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                 [X] Yes                                  [ ] No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

         Although the Company anticipates reporting an increase in revenues for the six months ended December 31, 2004, from $1,457,856 for the six months ended December 31, 2003, to $2,484,592, the Company anticipates that it will report a net loss of $5,310 for the six months ended December 31, 2004, compared to new income of $33,665 for same period ending December 31, 2003. This expected change in the results of operations is largely due to the expenses associated with the opening of three new satellite offices for Global Realty and the loss of current revenues in retaining servicing of loans rather than the sale of loan servicing on a flow basis.

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                           Bottomline Home Loan, Inc.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date: February 17, 2005                       By /s/ Buster Williams, Jr.
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                                                 Buster Williams, Jr., President